NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2023

		Fair
Common Stock - 78.0%	Shares	Value
Battery Manufacturer - 0.5%
Freyr Battery(2)(3)	90,000	$560,700

Communication Services - 1.7%
Infrastrutture Wireless Italiane SpA(1)(2)	162,944	2,016,008

Data Center Software - 1.9%
Megaport Ltd.(2)(3)	282,548	2,194,666

Diversified Renewable Generation - 2.1%
Renew Energy Global plc(2)(3)	415,447	2,534,227

Electric Vehicle Charging - 1.2%
Chargepoint Holdings, Inc.(3)	50,000	358,000
EVGO, Inc.(3)	79,819	320,872
Tritium DCFC Limited(2)(3)	800,955	758,905
		1,437,777
Electric Vehicle OEM - 0.4%
Niu Technologies(2)(3)	169,199	524,517

Energy Metering & Management - 1.4%
STEM, Inc.(3)	316,956	1,613,306

Industrials- 2.6%
Plug Power, Inc.(3)	366,671	3,102,037

Integrated Utility - 0.6%
Enel Societa Per Azioni(1)(2)	100,000	666,500

IT Services - 4.1%
21Vianet Group, Inc.(1)(2)(3)	776,687	2,912,576
GDS Holdings Ltd.(1)(2)(3)	167,880	2,007,845
		4,920,421
Large Cap Diversified C Corps. - 3.6%
Pembina Pipeline Corporation(1)(2)	138,907	4,317,230

LNG Midstream - 4.8%
New Fortress Energy, Inc.	182,157	5,654,153

Mineral Royalties - 4.4%
Sitio Royalties Corporation	206,280	5,239,512

Natural Gas Gatherers & Processors - 2.4%
DT Midstream, Inc.	55,000	2,875,950

Natural Gas Pipeline - 2.5%
Williams Companies, Inc.	85,000	2,935,050

Natural Gas Transportation & Storage - 5.2%
Equitrans Midstream Corporation(1)	637,742	6,122,323

Renewable Generation - 1.8%
Sunnova Energy International, Inc.(3)	150,488	2,093,288

Solar - 7.4%
Atlantica Sustainable Infrastructure plc(1)(2)	344,368	7,731,062
Sunrun, Inc.(1)(3)	64,500	1,008,135
		8,739,197
Solar Energy Equipment - 4.6%
Array Technologies, Inc.(1)(3)	112,855	2,806,704
Maxeon Solar Technologies Ltd.(2)(3)	169,179	2,666,261
		5,472,965
Solar Equipment - 5.0%
FTC Solar, Inc.(3)	843,273	1,585,353
Shoals Technologies Group, Inc. - Class A(3)	161,456	3,177,454
SMA Solar Technology AG(2)(3)	14,029	1,127,087
		5,889,894
Solar Generation - 3.9%
Altus Power, Inc.(3)	208,682	1,348,086
Solaria Energia(1)(2)(3)	220,426	3,275,491
		4,623,577
Solar Materials Modules - 1.0%
Meyer Burger Technology AG(2)(3)	2,669,233	1,198,597

Towers - 6.2%
Cellnex Telecom SA(2)	35,000	1,338,593
Crown Castle Inc.	60,458	6,076,029
		7,414,622
Utilities - 6.0%
Clearway Energy, Inc.(1)	288,733	7,151,916

Wind Equipment - 1.9%
TPI Composites, Inc.(3)	457,631	2,311,036

Wind Generation - 0.8%
Orsted A/S(2)(4)	15,398	987,854
Total Common Stocks (Cost $109,021,417)		$92,597,323

Master Limited Partnerships and Related Companies - 41.0%	Units
Crude Oil & Refined Products - 5.8%
Delek Logistics Partners, L.P.(1)	26,520	$1,107,210
Nustar Energy, L.P.(1)	347,594	5,825,675
		6,932,885
Large Cap Diversified C Corps - 1.0%
Plains GP Holdings, L.P.(1)	78,643	1,261,434

Large Cap MLP - 9.6%
Energy Transfer, L.P.(1)	389,472	5,246,194
MPLX, L.P.(1)	175,227	6,113,670
		11,359,864
Natural Gas Gatherers & Processors - 8.4%
Crestwood Equity Partners, L.P.(1)	223,506	6,392,272
Western Midstream Partners, L.P.(1)	132,802	3,544,485
		9,936,757
Natural Gas Transportation & Storage- 4.0%
Cheniere Energy Partners, L.P.	91,940	4,771,686

Upstream MLP - 5.3%
Kimbell Royalty Partners, L.P.	151,128	2,319,815
TXO Energy Partners, L.P.	187,500	3,986,250
		6,306,065
YieldCo - 6.9%
NextEra Energy Partners, L.P.	163,281	8,144,456
Total Master Limited Partnerships and Related Companies (Cost $36,879,382)		$48,713,147

Real Estate Investment Trusts - 1.1%	Shares
Data Centers - 1.1%
Keppel DC REIT(2)	831,057	$1,352,206
Total Real Estate Investment Trusts (Cost $1,440,460)		$1,352,206
.
Fixed Income - 8.3%	Principal Amount
Automobile Parts Manufacturing - 4.3%
Clarios Global, L.P., 8.500%, due 05/15/2027 (1)(2)(4)	5,000,000	$5,059,710

Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	-

Refiners - 4.0%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023(1)	4,750,000	4,754,592
Total Fixed Income (Cost $14,691,118)		$9,814,302

Short-Term Investments - Investment Companies - 7.2%	Shares
First American Government Obligations Fund - Class X, 5.25%(1)(5)	4,296,578	$4,296,577
First American Treasury Obligations Fund - Class X, 5.26%(1)(5)	4,296,577	4,296,577
Total Short-Term Investments - Investment Companies (Cost $8,593,154)		$8,593,154

Total Investments - 135.6% (Cost $170,625,531)		$161,070,132
Liabilities in Excess of Other Assets - (35.6)%		(42,317,386)
Net Assets Applicable to Common Stockholders - 100.0%		$118,752,746

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)
Foreign issued security. Foreign concentration is as follows: United Kingdom 8.64%, Canada 7.90%, Cayman Islands 4.59%, Spain 3.89%, Singapore 3.38%, Australia 2.49%, Italy 2.26%, Switzerland 1.01%, Germany 0.95%, Denmark 0.93%, and Luxembourg 0.47%.

(3)	No distribution or dividend was made during the period ended August 31, 2023. As such, it is classified as a non-income producing security as of August 31, 2023.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors. As of August 31, 2023, the value of these investments was $6,047,564 or 5.09% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$92,597,323	$92,597,323	$-	$-
Master Limited Partnerships and Related Companies (a)	48,713,147	48,713,147	-	-
Real Estate Investment Trusts (a)	1,352,206	1,352,206	-	-
Total Equity Securities	142,662,676	142,662,676	-	-
Notes Senior Notes(a)	9,814,302	-	9,814,302	-
Total Notes	9,814,302	-	9,814,302	-
Other
Short Term Investments (a)	8,593,154	8,593,154	-	-
Total Other	8,593,154	8,593,154	-	-
Total Assets	$161,070,132	$151,255,830	$9,814,302	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2023.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2023.